Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 110,818
Ending balance	115,294	€ 110,818
Net amount at risk	194,353	194,063
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	34,379
Ending balance	34,844	34,379
Net amount at risk	23,767	26,697
The Netherlands [member] | Guaranteed Minimum Investment [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	4,719	5,542
Incurred guarantee benefits	344	(823)
Ending balance	5,063	4,719
Account value	18,346	18,754
Net amount at risk	€ 4,933	€ 4,440